Restricted Share Units - Summary of Movement in Number of RSU Outstanding (Details) - RSU shares in Thousands	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Number of options
Number of RSU, Outstanding at January 1 | shares	2,601	1,113
Number of RSU, Granted during the year | shares	2,200	2,133
Number of RSU, Vested during the year | shares	(915)	(349)
Number of RSU, Forfeited during the year | shares	(500)	(296)
Number of RSU, Outstanding at December 31 | shares	3,386	2,601
Weighted average grant date fair value
Weighted average grant date fair value, Outstanding at January 1 | $ / shares	$ 15.1808	$ 15.3409
Weighted average grant date fair value, Granted during the year | $ / shares	20.5695	15.0120
Weighted average grant date fair value, Vested during the year | $ / shares	15.1354	15.2420
Weighted average grant date fair value, Forfeited during the year | $ / shares	17.3746	14.4913
Weighted average grant date fair value, Outstanding at December 31 | $ / shares	$ 18.3704	$ 15.1808